NUCLEAR FUEL INVENTORY (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Current
Beginning of the year, current	R$ 428,340
Transfers, current	59,555
End of the year, current	487,895
Non-current
Beginning of the year, non-current	1,264,780
Consumption, non-current	(448,673)
Addition, non-current	985,351
Write-offs, non-current	(252,354)
Transfers, non-current	(59,555)
Tax Credits, non-current	1,271
End of the year, non-current	1,490,820
Beginning of the year	1,693,120
Consumption	(448,673)
Addition	985,351
Write-offs	(252,354)
Tax Credits	1,271
End of the year	1,978,715
Elements ready
Current
Beginning of the year, current	428,340
Transfers, current	59,555
End of the year, current	487,895
Non-current
Beginning of the year, non-current	657,083
Consumption, non-current	(448,673)
Write-offs, non-current	(252,354)
Transfers, non-current	760,059
Tax Credits, non-current	1,271
End of the year, non-current	717,386
Uranium concentrate
Non-current
Beginning of the year, non-current	220,135
Addition, non-current	266,230
Transfers, non-current	(224,613)
End of the year, non-current	261,752
In progress - nuclear fuel
Non-current
Beginning of the year, non-current	387,562
Addition, non-current	719,121
Transfers, non-current	(595,001)
End of the year, non-current	R$ 511,682